MANNING & NAPIER FUND, INC.

Supplement dated August 2, 2010 to the following Prospectuses

The combined prospectus dated May 1, 2010, as supplemented May 28, 2010:

Small Cap Series	Financial Services Series
Commodity Series	Core Bond Series
Technology Series	Core Plus Bond Series
International Series	Real Estate Series
Life Sciences Series	Diversified Tax Exempt Series
World Opportunities Series	New York Tax Exempt Series
High Yield Bond Series	Ohio Tax Exempt Series
Global Fixed Income Series

The individual prospectus dated May 1, 2010 for the World Opportunities Series of the Fund

The prospectuses dated March 1, 2010 for the following Series and Classes:

Pro-Blend Conservative Term Series – Classes S, I, and C

Pro-Blend Moderate Term Series – Classes S, I, and C

Pro-Blend Extended Term Series – Classes S, I, and C

Pro-Blend Maximum Term Series – Classes S, I, and C

Tax Managed Series – Class A Shares

Equity Series

Overseas Series

The prospectus dated March 1, 2010 for the Dividend Focus Series of the Fund (“Dividend Focus Series”)

The prospectus dated March 1, 2010, as supplemented May 27, 2010, for the following Series and Classes (the “Target Series”):

Target Income Series – Classes C, I, K and R

Target 2010 Series – Classes C, I, K and R

Target 2020 Series – Classes C, I, K and R

Target 2030 Series – Classes C, I, K and R

Target 2040 Series – Classes C, I, K and R

Target 2050 Series – Classes C, I, K and R

1.	Management Changes

Due to management changes at Manning & Napier Advisors, Inc., the Fund’s advisor (the “Advisor”), the information for Jeffrey S. Coons in the “Portfolio Managers” sub-section of the “Management” section of each Prospectus listed above other than the Dividend Focus Series is hereby deleted and replaced by the following:

Jeffrey S. Coons, Ph.D., CFA®, President and Co-Director of Research/Managing Director of Quantitative Strategies Group

Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999. President since 2010.

MNF ALL 08/02/2010

The information for Jeffrey S. Coons in the “Portfolio Managers” sub-section of the “Management” section of the Dividend Focus Series Prospectus is hereby deleted and replaced by the following:

Jeffrey S. Coons, Ph.D., CFA®, President and Co-Director of Research/Managing Director of Quantitative Strategies Group

Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999. President since 2010. Member of Dividend Focus Series Research Team since 2008.

In addition, the footnote to the table in the “Portfolio Managers” sub-section of the “Management” section of each Prospectus is hereby deleted and replaced by the following.

*Prior to June 2010, the Executive Group, consisting of senior executive employee-owners, performed the duties of the Office of the Chief Executive of the Advisor. Effective June 2010, the Executive Group serves as an advisory board to the Chief Executive Officer.

2.	Changes in availability of Target Series Class R Shares

The text in the column titled “Eligible Investors” for Class R Shares in the table in the sub-section titled “Choosing a Share Class” in the section of the Target Series Prospectus titled “How to Buy, Exchange, and Redeem Shares” is hereby deleted and replaced with the following:

Class R shares are generally offered to employee benefit plans, such as defined benefit plans, defined contribution plans, and 401(k) plans. Class R shares are available for direct investment from the Fund and through financial intermediaries that have entered into an agreement with the Fund’s distributor.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MNF ALL 08/02/2010

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated August 2, 2010 to the Statement of Additional Information (“SAI”) dated March 1, 2010 as amended May 27, 2010 and June 30, 2010 for the following series and classes of the Fund:

Pro-Blend Conservative Term Series — Class S, C, Z, R, E and I

Pro-Blend Moderate Term Series — Class S, C, Z, R, E and I

Pro-Blend Extended Term Series — Class S, C, Z, R, E and I

Pro-Blend Maximum Term Series — Class S, C, Z, R, E and I

Equity Series

Tax Managed Series — Class A, B, Z, D and E

Overseas Series

Target Income Series — Class C, I, K and R

Target 2010 Series — Class C, I, K and R

Target 2020 Series — Class C, I, K and R

Target 2030 Series — Class C, I, K and R

Target 2040 Series — Class C, I, K and R

Target 2050 Series — Class C, I, K and R

Dividend Focus Series

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1.	Richard M. Hurwitz, a Director of the Fund, has been named the Chief Executive Officer of Pictometry International Corp. effective August 1, 2010. Accordingly, his information in the “Independent Directors” table in the section of the SAI titled “Management” is hereby deleted and replaced by the following.

Name:	Richard M. Hurwitz

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	46

Current Position(s) Held with Fund:	Director, Audit Committee Member and Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2009

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer, Pictometry International Corp. effective August 2010 (provider of geo-referenced, aerial image libraries and related software)

Managing Partner (2006-July 2010) – Aegis Investment Partners, LLC (buys and builds businesses)

Founder and Managing Member (2004-2005) – Village Markets, LLC (groceries)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex During Past 5 Years:	Pictometry International Corp. (2000-2010) Pioneering Technologies (2006-2009) Vensearch Capital Corp. (2003-2007)

2.	Due to the acquisition of PNC Global Investment Servicing (U.S.) Inc., the Fund’s sub-accounting services agent and sub-transfer agent, by the Bank of New York Mellon, references in the SAI to “PNC Global Investment Servicing (U.S.) Inc.” or “PNC” are hereby deleted and replaced by “Bank of New York Investment Servicing (US) Inc.” or “BNY”, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated August 2, 2010 to the Statement of Additional Information

(“SAI”) dated May 1, 2010 as supplemented May 28, 2010

This supplement applies to the SAI of each of the following series of the Fund: Small Cap Series (Class A, B, Z, D, and E Shares), Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series (Class A, B, Z, D, and E Shares), New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Financial Services Series, Core Bond Series, Core Plus Bond Series, and Real Estate Series.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1.	Richard M. Hurwitz, a Director of the Fund, has been named the Chief Executive Officer of Pictometry International Corp. effective August 1, 2010. Accordingly, his information in the “Independent Directors” table in the section of the SAI titled “Management” is hereby deleted and replaced by the following.

Name:	Richard M. Hurwitz

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	46

Current Position(s) Held with Fund:	Director, Audit Committee Member and Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2009

Principal Occupation(s) During Past 5 Years:

Chief Executive Officer, Pictometry International Corp. effective August 2010 (provider of geo-referenced, aerial image libraries and related software)

Managing Partner (2006-July 2010) – Aegis Investment Partners, LLC (buys and builds businesses)

Founder and Managing Member (2004-2005) – Village Markets, LLC (groceries)

Number of Portfolios Overseen within Fund Complex:	29

Other Directorships Held Outside Fund Complex During Past 5 Years:	Pictometry International Corp. (2000-2010) Pioneering Technologies (2006-2009) Vensearch Capital Corp. (2003-2007)

2.	Due to management changes at Manning & Napier Advisors, Inc., the Fund’s advisor (the “Advisor”), the information for Jeffrey S. Coons in the “Officers” table in the “Management” section of the SAI is hereby deleted and replaced by the following:

Name:	Jeffrey S. Coons, Ph.D., CFA

Address:	290 Woodcliff Dr. Fairport, NY 14450

Age:	47

Current Position(s) Held with Fund:	Vice President

Term of Office & Length of Time Served:	Since 2004[1]

Principal Occupation(s) During Past 5 Years:

President since 2010 and Co-Director of Research since
2002 – Manning & Napier Advisors, Inc.

Holds one or more of the following titles for various subsidiaries and affiliates: President, Director, Treasurer, or Senior Trust Officer

In addition, the footnote to the table marked with “**” is hereby deleted and replaced by the following:

**Prior to June 2010, the Executive Group, consisting of senior executive employee-owners, performed the duties of the Office of the Chief Executive of the Advisor. Effective June 2010, the Executive Group serves as an advisory board to the Chief Executive Officer.

3.	Due to the acquisition of PNC Global Investment Servicing (U.S.) Inc., the Fund’s sub-accounting services agent and sub-transfer agent, by the Bank of New York Mellon, references in the SAI to “PNC Global Investment Servicing (U.S.) Inc.” or “PNC” are hereby deleted and replaced by “Bank of New York Investment Servicing (US) Inc.” or “BNY”, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE